Segments and Geographic Information	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Segment Reporting [Abstract]
Segments and Geographic Information
9. Segments
The Company’s operations are organized into two reportable segments: sales and marketing. The operating segments reported below are the segments of the Company for which separate financial information is available and for which segment results are evaluated regularly by the chief operating decision maker (i.e., the Company’s Chief Executive Officer) in deciding how to allocate resources and in assessing performance. Through the Company’s sales segment, the Company serves as a strategic intermediary between consumer goods manufacturers and retailer partners and performs critical merchandizing services on behalf of both consumer goods manufacturers and retail partners. Through the Company’s marketing segment, the Company develops and executes marketing programs for manufacturers and retailers. These reportable segments are organized by the types of services provided, similar economic characteristics, and how the Company manages its business. The assets and liabilities of the Company are managed centrally and are reported internally in the same manner as the consolidated financial statements; therefore, no additional information is produced or included herein. The Company and its chief operating decision maker evaluate performance based on revenues and operating income.

(in thousands)	Sales	Marketing	Total
Three Months Ended March 31, 2021
Revenues	$534,324	$256,697	$791,021
Depreciation and amortization	$42,564	$17,049	$59,613
Operating income	$35,148	$2,440	$37,588
Three Months Ended March 31, 2020
Revenues	$507,798	$371,598	$879,396
Depreciation and amortization	$43,107	$17,102	$60,209
Operating income	$24,194	$7,244	$31,438

16. Segments and Geographic Information
The Company’s operations are organized into two reportable segments: sales and marketing. The operating segments reported below are the segments of the Company for which separate financial information is available and for which segment results are evaluated regularly by the chief operating decision maker (the chief executive officer) in deciding how to allocate resources and in assessing performance. Through the Company’s sales segment, the Company serves as a strategic intermediary between consumer goods manufacturers and retailer partners and performs critical merchandizing services on behalf of both consumer goods manufacturers and retail partners. Through the Company’s marketing segment, the Company develops and executes marketing programs for manufacturers and retailers. These reportable segments are organized by the types of services provided, similar economic characteristics, and how the Company manages its business. The assets and liabilities of the Company are managed centrally and are reported internally in the same manner as the consolidated financial statements; therefore, no additional information is produced or included herein. The Company and its chief operating decision maker evaluate performance based on revenues and operating income.

(in thousands)	Sales	Marketing	Total
Year Ended December 31, 2020
Revenues	$2,060,593	$1,095,078	$3,155,671
Depreciation and amortization	$171,569	$67,029	$238,598
Operating income	$63,305	$3,701	$67,006
Year Ended December 31, 2019
Revenues	$1,954,705	$1,830,358	$3,785,063
Depreciation and amortization	$161,563	$71,010	$232,573
Operating income	$127,961	$85,713	$213,674
Year Ended December 31, 2018
Revenues	$1,857,004	$1,850,624	$3,707,628
Depreciation and amortization	$157,098	$68,135	$225,233
Operating loss	$(1,072,702)	$(17,212)	$(1,089,914)
Revenues and long-lived assets by services provided in geographic region are as follows:

	Year Ended December 31,
(in thousands)	2020	2019	2018
Revenues
North America	$2,792,238	$3,324,019	$3,257,937
International	363,433	461,044	449,691

Total revenues	$3,155,671	$3,785,063	$3,707,628

	December 31,
(in thousands)	2020	2019
Long-Lived Assets
North America	$72,722	$107,940
International	7,294	6,750

Total long-lived assets	$80,016	$114,690

The classification “North America” is primarily comprised of the Company’s U.S. and Canadian operations and the classification “International” primarily includes the Company’s operation in the U.K., Germany, the Netherlands and Japan.
Revenues by location of services provided in the U.S. were $2.7 billion, $3.1 billion, and $3.0 billion during the years ended December 31, 2020, 2019, and 2018, respectively.